Financial Instruments - Schedule of Reconciliation of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant liability, Beginning balance	$ 3,109
Warrant liability, ending balance	7,386	$ 3,109
2007 Warrants [Member]
Warrant liability, Beginning balance	3,019	8,129
Increase in fair value of warrant liability	4,277	(5,020)
Warrant liability, ending balance	$ 7,386	$ 3,019